Trade Accounts Payable, Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Employees and related institutions	$ 980	$ 949
Government authorities	684	798
Accrued expenses	894	961
Liability to sellers (see note 4E)	430
Other	175	492
Accrued expenses and other current liabilities	$ 3,163	$ 3,200